Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	$ (3)	$ (133)
Other long-term liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Other long-term liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(3)	(85)
Other long-term liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	(48)
Fixed rate long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(11,445)	(14,694)
Fixed rate long-term debt | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(11,445)	(13,554)
Fixed rate long-term debt | Fixed interest rate | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(10,796)	(15,420)
Fixed rate long-term debt | Fixed interest rate | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Fixed rate long-term debt | Fixed interest rate | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	491	309
Investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	491	309
Investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	9	140
Other long-term assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9	140
Other long-term assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0	$ 0